Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Schedule of movement in intangible assets and goodwill

	Brands $ million	Goodwill $ million	Other intangibles $ million	Computer software $ million	Total $ million
Cost
At 30 June 2022 (re-presented)	10,815	3,640	2,021	893	17,369
Hyperinflation adjustment	102	75	—	—	177
Exchange differences	(144)	(168)	4	23	(285)
Additions	402	109	15	187	713
Disposals	—	—	—	(31)	(31)
Reclassification from/(to) asset held for sale	517	(35)	—	—	482
At 30 June 2023 (re-presented)	11,692	3,621	2,040	1,072	18,425
Hyperinflation adjustment	207	157	—	1	365
Exchange differences	(146)	(96)	(30)	22	(250)
Additions	—	—	17	150	167
Disposals	(647)	—	(16)	(20)	(683)
At 30 June 2024	11,106	3,682	2,011	1,225	18,024
Amortisation and impairment
At 30 June 2022 (re-presented)	1,261	872	105	730	2,968
Exchange differences	(15)	(42)	3	11	(43)
Amortisation for the year	—	—	20	48	68
Impairment	613	—	—	—	613
Disposals	—	—	—	(29)	(29)
Reclassification from/(to) asset held for sale	358	(16)	—	—	342
At 30 June 2023 (re-presented)	2,217	814	128	760	3,919
Exchange differences	(22)	(13)	(29)	24	(40)
Amortisation for the year	—	—	19	58	77
Impairment	128	21	—	—	149
Reversal of impairment	(379)	—	—	—	(379)
Disposals	(480)	—	(16)	(20)	(516)
At 30 June 2024	1,464	822	102	822	3,210
Carrying amount
At 30 June 2024	9,642	2,860	1,909	403	14,814
At 30 June 2023 (re-presented)	9,475	2,807	1,912	312	14,506
At 30 June 2022 (re-presented)	9,554	2,768	1,916	163	14,401

Schedule of principal acquired brands	The principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2024 $ million	2023 re-presented $ million
Crown Royal whisky	United States	1,464	1,464
Captain Morgan rum	Global	1,201	1,201
Smirnoff vodka	Global	824	824
Johnnie Walker whisky	Global	790	787
Shui Jing Fang Chinese white spirit	Greater China	689	310
Casamigos tequila	United States	604	604
Yenì raki	Türkiye	426	313
McDowell's No.1 whisky, rum and brandy	India	382	386
Don Papa rum	Europe	353	355
Don Julio tequila	United States	277	296
Aviation American Gin	United States	264	264
Seagram's 7 Crown whiskey	United States	223	223
Signature whisky	India	219	222
Zacapa rum	Global	191	191
Black Dog whisky	India	186	188
Antiquity whisky	India	182	184
Gordon's gin	Europe	150	150
Bell's whisky	Europe	128	128
Other brands		1,089	1,385
		9,642	9,475

Schedule of goodwill attributed to cash-generating units	(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2024 $ million	2023 re-presented $ million
North America	968	968
Europe
Türkiye	370	271
Asia Pacific
Greater China	158	157
India	838	848
Latin America and Caribbean – Mexico	189	203
Other cash-generating units	337	360
	2,860	2,807

Schedule of pre-tax discount rates and terminal growth rates used for impairment testing	The pre-tax discount rates and terminal growth rates used for impairment testing are as follows:

	2024		2023
	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %
North America – United States	9	2	9	2
Europe
United Kingdom	9	2	9	2
Türkiye	27	14	28	16
Asia Pacific
India	12	3	14	4
Greater China	10	2	11	2
Latin America and Caribbean
Mexico	13	3	13	3

Schedule of sensitivity to change in key assumptions	The table below shows the headroom at 30 June 2024 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

	Carrying value of CGU $ million	Headroom $ million	8pps decrease in annual growth rate in forecast period 2025-2030 $ million
Aviation American Gin	268	69	(108)
.